Inventories, Net - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 3,227,366	$ 63,858,930	$ 45,892,060
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories		27,862,384	21,534,846
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories		19,112,606	7,735,163
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories		11,445,780	11,391,310
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories		5,172,779	4,721,834
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories		180,711	419,547
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories		$ 84,670	$ 89,360